(Delaware Global Real Estate Opportunities Fund - Institutional)
What is the Fund's investment objective?
Delaware Global Real Estate Opportunities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class (Delaware Global Real Estate Opportunities Fund - Institutional)
Management fees		0.99%
Distribution and service (12b-1) fees		none
Other expenses		0.35%
Total annual fund operating expenses		1.34%
Fee waivers and expense reimbursements	[1]	(0.19%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.15%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund's average daily net assets from September 7, 2012 through September 28, 2013. The waiver and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Delaware Global Real Estate Opportunities Fund - Institutional)	117	406	716	1,596

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 155% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and non-U.S. real estate and real estate-related issuers (80% Policy). The Fund generally considers an issuer to be a real estate or real estate-related issuer if at least 50% of its revenue is from real estate or if it has at least 50% of its assets in real estate. These companies include, among others, real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S., as well as other companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund invests primarily in REITs and other equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the portfolio manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers.

The Fund may purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions in order to expedite settlement of portfolio transactions and to minimize currency fluctuations. The Fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

The Fund's 80% policy is nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk ��� This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk ��� The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk ��� A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Global Real Estate Opportunties Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio, which will occur on or about September 28, 2012. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The Global Real Estate Securities Portfolio. Because the Fund's fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund's performance would have been lower than that shown below for The Global Real Estate Securities Portfolio.

Year-by-year total return (Institutional Class)

As of June 30, 2012, the Fund's Institutional Class shares had a calendar year-to-date return of 14.92%. During the periods illustrated in this bar chart, the Fund's highest quarterly return was 31.78% for the quarter ended June 30, 2009 and its lowest quarterly return was -31.03% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Global Real Estate Opportunities Fund - Institutional)	1 Year	Lifetime (1/10/07 - 12/31/11)
Institutional Class	(3.86%)	(5.48%)
Institutional Class return after taxes on distributions	(5.36%)	(7.13%)
Institutional Class return after taxes on distributions and sale of Fund shares	(2.53%)	(5.47%)
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	(5.82%)	(5.13%)

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Global Real Estate Opportunities Fund - Retail)
What is the Fund's investment objective?
Delaware Global Real Estate Opportunities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Global Real Estate Opportunities Fund - Retail)	Class A	Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	If you redeem Class C shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 1.00%.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Global Real Estate Opportunities Fund - Retail)		Class A	Class C	Class R
Management fees		0.99%	0.99%	0.99%
Distribution and service (12b-1) fees		0.25%	1.00%	0.60%
Other expenses		0.35%	0.35%	0.35%
Total annual fund operating expenses		1.59%	2.34%	1.94%
Fee waivers and expense reimbursements	[1]	(0.19%)	(0.19%)	(0.29%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.40%	2.15%	1.65%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund's average daily net assets from September 7, 2012 through September 28, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class R shares' 12b-1 fees to no more than 0.50% of its respective average daily net assets from September 7, 2012 through September 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Global Real Estate Opportunities Fund - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,031	1,374	2,340
Class C	318	712	1,233	2,662
Class R	168	581	1,020	2,241

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Delaware Global Real Estate Opportunities Fund - Retail)	218	712	1,233	2,662

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 155% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and non-U.S. real estate and real estate-related issuers (80% Policy). The Fund generally considers an issuer to be a real estate or real estate-related issuer if at least 50% of its revenue is from real estate or if it has at least 50% of its assets in real estate. These companies include, among others, real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S., as well as other companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund invests primarily in REITs and other equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the portfolio manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers.

The Fund may purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions in order to expedite settlement of portfolio transactions and to minimize currency fluctuations. The Fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

The Fund's 80% policy is nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk ��� This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk ��� The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk ��� A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Global Real Estate Opportunties Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio, which will occur on or about September 28, 2012. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The Global Real Estate Securities Portfolio, which has been adjusted to reflect the Fund's applicable sales charges and 12b-1 fees, but not certain other expenses. Because the Fund's fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund's performance would have been lower than that shown below for The Global Real Estate Securities Portfolio. No performance information is shown below for the Fund's Class C and Class R shares because they had not commenced operations as of the date of this Prospectus.

Year-by-year total return (Class A)

As of June 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 14.72%. During the periods illustrated in this bar chart, the Fund's highest quarterly return was 31.78% for the quarter ended June 30, 2009 and its lowest quarterly return was -31.08% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Global Real Estate Opportunities Fund - Retail)	1 Year	Lifetime (1/10/07 - 12/31/11)
Class A	(9.65%)	(6.83%)
Class A return after taxes on distributions	(10.97%)	(8.38%)
Class A return after taxes on distributions and sale of Fund shares	(6.29%)	(6.50%)
Class C
Class R
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	(5.82%)	(5.13%)

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Global Real Estate Opportunities Fund - Institutional) |
What is the Fund's investment objective?
Delaware Global Real Estate Opportunities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class (Delaware Global Real Estate Opportunities Fund - Institutional)
Management fees		0.99%
Distribution and service (12b-1) fees		none
Other expenses		0.35%
Total annual fund operating expenses		1.34%
Fee waivers and expense reimbursements	[1]	(0.19%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.15%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund's average daily net assets from September 7, 2012 through September 28, 2013. The waiver and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Delaware Global Real Estate Opportunities Fund - Institutional)	117	406	716	1,596

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 155% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and non-U.S. real estate and real estate-related issuers (80% Policy). The Fund generally considers an issuer to be a real estate or real estate-related issuer if at least 50% of its revenue is from real estate or if it has at least 50% of its assets in real estate. These companies include, among others, real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S., as well as other companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund invests primarily in REITs and other equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the portfolio manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers.

The Fund may purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions in order to expedite settlement of portfolio transactions and to minimize currency fluctuations. The Fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

The Fund's 80% policy is nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk ��� This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk ��� The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk ��� A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Global Real Estate Opportunties Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio, which will occur on or about September 28, 2012. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The Global Real Estate Securities Portfolio. Because the Fund's fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund's performance would have been lower than that shown below for The Global Real Estate Securities Portfolio.

Year-by-year total return (Institutional Class)

As of June 30, 2012, the Fund's Institutional Class shares had a calendar year-to-date return of 14.92%. During the periods illustrated in this bar chart, the Fund's highest quarterly return was 31.78% for the quarter ended June 30, 2009 and its lowest quarterly return was -31.03% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Global Real Estate Opportunities Fund - Institutional)	1 Year	Lifetime (1/10/07 - 12/31/11)
Institutional Class	(3.86%)	(5.48%)
Institutional Class return after taxes on distributions	(5.36%)	(7.13%)
Institutional Class return after taxes on distributions and sale of Fund shares	(2.53%)	(5.47%)
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	(5.82%)	(5.13%)

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Global Real Estate Opportunities Fund - Retail) |
What is the Fund's investment objective?
Delaware Global Real Estate Opportunities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Global Real Estate Opportunities Fund - Retail)	Class A	Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	If you redeem Class C shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 1.00%.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Global Real Estate Opportunities Fund - Retail)		Class A	Class C	Class R
Management fees		0.99%	0.99%	0.99%
Distribution and service (12b-1) fees		0.25%	1.00%	0.60%
Other expenses		0.35%	0.35%	0.35%
Total annual fund operating expenses		1.59%	2.34%	1.94%
Fee waivers and expense reimbursements	[1]	(0.19%)	(0.19%)	(0.29%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.40%	2.15%	1.65%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund's average daily net assets from September 7, 2012 through September 28, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class R shares' 12b-1 fees to no more than 0.50% of its respective average daily net assets from September 7, 2012 through September 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Global Real Estate Opportunities Fund - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,031	1,374	2,340
Class C	318	712	1,233	2,662
Class R	168	581	1,020	2,241

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Delaware Global Real Estate Opportunities Fund - Retail)	218	712	1,233	2,662

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 155% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and non-U.S. real estate and real estate-related issuers (80% Policy). The Fund generally considers an issuer to be a real estate or real estate-related issuer if at least 50% of its revenue is from real estate or if it has at least 50% of its assets in real estate. These companies include, among others, real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S., as well as other companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund invests primarily in REITs and other equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the portfolio manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers.

The Fund may purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions in order to expedite settlement of portfolio transactions and to minimize currency fluctuations. The Fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

The Fund's 80% policy is nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk ��� This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk ��� The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk ��� A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Global Real Estate Opportunties Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio, which will occur on or about September 28, 2012. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The Global Real Estate Securities Portfolio, which has been adjusted to reflect the Fund's applicable sales charges and 12b-1 fees, but not certain other expenses. Because the Fund's fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund's performance would have been lower than that shown below for The Global Real Estate Securities Portfolio. No performance information is shown below for the Fund's Class C and Class R shares because they had not commenced operations as of the date of this Prospectus.

Year-by-year total return (Class A)

As of June 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 14.72%. During the periods illustrated in this bar chart, the Fund's highest quarterly return was 31.78% for the quarter ended June 30, 2009 and its lowest quarterly return was -31.08% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Global Real Estate Opportunities Fund - Retail)	1 Year	Lifetime (1/10/07 - 12/31/11)
Class A	(9.65%)	(6.83%)
Class A return after taxes on distributions	(10.97%)	(8.38%)
Class A return after taxes on distributions and sale of Fund shares	(6.29%)	(6.50%)
Class C
Class R
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	(5.82%)	(5.13%)

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Shareholder Fees ((Delaware Global Real Estate Opportunities Fund - Retail), dei_LegalEntityAxis)	0 Months Ended
Sep. 07, 2012
Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00% [1]
Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none

[1]	If you redeem Class C shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 1.00%.

Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
	Sep. 07, 2012
(Delaware Global Real Estate Opportunities Fund - Institutional) | Institutional Class
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	1.34%
Fee waivers and expense reimbursements	(0.19%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
(Delaware Global Real Estate Opportunities Fund - Retail) | Class A
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.35%
Total annual fund operating expenses	1.59%
Fee waivers and expense reimbursements	(0.19%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.40%
(Delaware Global Real Estate Opportunities Fund - Retail) | Class C
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual fund operating expenses	2.34%
Fee waivers and expense reimbursements	(0.19%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.15%
(Delaware Global Real Estate Opportunities Fund - Retail) | Class R
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.35%
Total annual fund operating expenses	1.94%
Fee waivers and expense reimbursements	(0.29%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.65%

[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund's average daily net assets from September 7, 2012 through September 28, 2013. The waiver and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund's average daily net assets from September 7, 2012 through September 28, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class R shares' 12b-1 fees to no more than 0.50% of its respective average daily net assets from September 7, 2012 through September 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.

Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Sep. 07, 2012
(Delaware Global Real Estate Opportunities Fund - Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2008	(46.33%)
Annual Return 2009	30.67%
Annual Return 2010	19.64%
Annual Return 2011	(3.86%)
(Delaware Global Real Estate Opportunities Fund - Retail) | Class A
Bar Chart Table:
Annual Return 2008	(46.46%)
Annual Return 2009	30.40%
Annual Return 2010	19.39%
Annual Return 2011	(4.13%)

Average Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Sep. 07, 2012
(Delaware Global Real Estate Opportunities Fund - Institutional) | FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.82%)
Lifetime (1/10/07 - 12/31/11)	(5.13%)
(Delaware Global Real Estate Opportunities Fund - Institutional) | Institutional Class
Average Annual Return:
1 Year	(3.86%)
Lifetime (1/10/07 - 12/31/11)	(5.48%)
(Delaware Global Real Estate Opportunities Fund - Institutional) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	(5.36%)
Lifetime (1/10/07 - 12/31/11)	(7.13%)
(Delaware Global Real Estate Opportunities Fund - Institutional) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.53%)
Lifetime (1/10/07 - 12/31/11)	(5.47%)
(Delaware Global Real Estate Opportunities Fund - Retail) | FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.82%)
Lifetime (1/10/07 - 12/31/11)	(5.13%)
(Delaware Global Real Estate Opportunities Fund - Retail) | Class A
Average Annual Return:
1 Year	(9.65%)
Lifetime (1/10/07 - 12/31/11)	(6.83%)
(Delaware Global Real Estate Opportunities Fund - Retail) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(10.97%)
Lifetime (1/10/07 - 12/31/11)	(8.38%)
(Delaware Global Real Estate Opportunities Fund - Retail) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.29%)
Lifetime (1/10/07 - 12/31/11)	(6.50%)
(Delaware Global Real Estate Opportunities Fund - Retail) | Class C
Average Annual Return:
1 Year
Lifetime (1/10/07 - 12/31/11)
(Delaware Global Real Estate Opportunities Fund - Retail) | Class R
Average Annual Return:
1 Year
Lifetime (1/10/07 - 12/31/11)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 7, 2012
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP ADVISER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000910682
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 7, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 7, 2012
Prospectus Date	rr_ProspectusDate	Sep 7, 2012
(Delaware Global Real Estate Opportunities Fund - Institutional) |
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Global Real Estate Opportunities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	155.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and non-U.S. real estate and real estate-related issuers (80% Policy). The Fund generally considers an issuer to be a real estate or real estate-related issuer if at least 50% of its revenue is from real estate or if it has at least 50% of its assets in real estate. These companies include, among others, real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S., as well as other companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund invests primarily in REITs and other equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the portfolio manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers.

The Fund may purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions in order to expedite settlement of portfolio transactions and to minimize currency fluctuations. The Fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

The Fund's 80% policy is nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk ��� This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk ��� The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk ��� A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk ��� A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Global Real Estate Opportunties Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio, which will occur on or about September 28, 2012. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The Global Real Estate Securities Portfolio. Because the Fund's fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund's performance would have been lower than that shown below for The Global Real Estate Securities Portfolio.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2012, the Fund's Institutional Class shares had a calendar year-to-date return of 14.92%. During the periods illustrated in this bar chart, the Fund's highest quarterly return was 31.78% for the quarter ended June 30, 2009 and its lowest quarterly return was -31.03% for the quarter ended December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Global Real Estate Opportunities Fund - Institutional) | | FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.82%)
Lifetime (1/10/07 - 12/31/11)	rr_AverageAnnualReturnSinceInception	(5.13%)
(Delaware Global Real Estate Opportunities Fund - Institutional) | | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.99%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	716
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,596
Annual Return 2008	rr_AnnualReturn2008	(46.33%)
Annual Return 2009	rr_AnnualReturn2009	30.67%
Annual Return 2010	rr_AnnualReturn2010	19.64%
Annual Return 2011	rr_AnnualReturn2011	(3.86%)
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2012, the Fund's Institutional Class shares had a calendar year-to-date return of 14.92%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 31.78% for the quarter ended June 30, 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -31.03% for the quarter ended December 31, 2008
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.03%)
1 Year	rr_AverageAnnualReturnYear01	(3.86%)
Lifetime (1/10/07 - 12/31/11)	rr_AverageAnnualReturnSinceInception	(5.48%)
(Delaware Global Real Estate Opportunities Fund - Institutional) | | Institutional Class | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.36%)
Lifetime (1/10/07 - 12/31/11)	rr_AverageAnnualReturnSinceInception	(7.13%)
(Delaware Global Real Estate Opportunities Fund - Institutional) | | Institutional Class | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.53%)
Lifetime (1/10/07 - 12/31/11)	rr_AverageAnnualReturnSinceInception	(5.47%)
(Delaware Global Real Estate Opportunities Fund - Retail) |
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Global Real Estate Opportunities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	155.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and non-U.S. real estate and real estate-related issuers (80% Policy). The Fund generally considers an issuer to be a real estate or real estate-related issuer if at least 50% of its revenue is from real estate or if it has at least 50% of its assets in real estate. These companies include, among others, real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S., as well as other companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund invests primarily in REITs and other equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the portfolio manager, in which case the Fund would invest at least 30% of its net assets in securities of non-U.S. issuers.

The Fund may purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions in order to expedite settlement of portfolio transactions and to minimize currency fluctuations. The Fund may also enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

The Fund's 80% policy is nonfundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk ��� This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Small company risk ��� The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk ��� A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk ��� A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Global Real Estate Opportunties Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio, which will occur on or about September 28, 2012. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The Global Real Estate Securities Portfolio, which has been adjusted to reflect the Fund's applicable sales charges and 12b-1 fees, but not certain other expenses. Because the Fund's fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund's performance would have been lower than that shown below for The Global Real Estate Securities Portfolio. No performance information is shown below for the Fund's Class C and Class R shares because they had not commenced operations as of the date of this Prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 14.72%. During the periods illustrated in this bar chart, the Fund's highest quarterly return was 31.78% for the quarter ended June 30, 2009 and its lowest quarterly return was -31.08% for the quarter ended December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Global Real Estate Opportunities Fund - Retail) | | FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.82%)
Lifetime (1/10/07 - 12/31/11)	rr_AverageAnnualReturnSinceInception	(5.13%)
(Delaware Global Real Estate Opportunities Fund - Retail) | | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.99%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,031
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,340
Annual Return 2008	rr_AnnualReturn2008	(46.46%)
Annual Return 2009	rr_AnnualReturn2009	30.40%
Annual Return 2010	rr_AnnualReturn2010	19.39%
Annual Return 2011	rr_AnnualReturn2011	(4.13%)
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 14.72%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 31.78% for the quarter ended June 30, 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -31.08% for the quarter ended December 31, 2008
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.08%)
1 Year	rr_AverageAnnualReturnYear01	(9.65%)
Lifetime (1/10/07 - 12/31/11)	rr_AverageAnnualReturnSinceInception	(6.83%)
(Delaware Global Real Estate Opportunities Fund - Retail) | | Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.97%)
Lifetime (1/10/07 - 12/31/11)	rr_AverageAnnualReturnSinceInception	(8.38%)
(Delaware Global Real Estate Opportunities Fund - Retail) | | Class A | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.29%)
Lifetime (1/10/07 - 12/31/11)	rr_AverageAnnualReturnSinceInception	(6.50%)
(Delaware Global Real Estate Opportunities Fund - Retail) | | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.99%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,233
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,662
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,233
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,662
1 Year	rr_AverageAnnualReturnYear01
Lifetime (1/10/07 - 12/31/11)	rr_AverageAnnualReturnSinceInception
(Delaware Global Real Estate Opportunities Fund - Retail) | | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.99%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,020
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,241
1 Year	rr_AverageAnnualReturnYear01
Lifetime (1/10/07 - 12/31/11)	rr_AverageAnnualReturnSinceInception
[1]	If you redeem Class C shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 1.00%.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund's average daily net assets from September 7, 2012 through September 28, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class R shares' 12b-1 fees to no more than 0.50% of its respective average daily net assets from September 7, 2012 through September 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.
[3]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund's average daily net assets from September 7, 2012 through September 28, 2013. The waiver and reimbursements may only be terminated by agreement of the Manager and the Fund.